General information	12 Months Ended
Jun. 30, 2024
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General information
Note 1. General information
The consolidated financial statements cover Kazia Therapeutics Limited (the “Consolidated Entity”, the “Company” or “Kazia”) as a consolidated entity which consists of Kazia Therapeutics Limited and its subsidiaries. The consolidated financial statements are presented in Australian dollars, which is Kazia Therapeutics Limited’s functional and reporting currency.
Kazia Therapeutics Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business is:
Three International Towers
Level 24, 300 Barangaroo Avenue
Sydney NSW 2000
The consolidated financial statements were authorized for issue, in accordance with a resolution of Directors, on
15 November
2024. The Directors have the power to amend and reissue the consolidated financial statements.